UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25


                           NOTIFICATION OF LATE FILING

  (Check One) [ ]Form 10-K [ ]Form 20-F [ ]Form 11-K [X]Form 10-Q [ ]Form N-SAR

                         For Period Ended: June 30, 2001

                       [ ] Transition Report on Form 10-K
                       [ ] Transition Report on Form 20-F
                       [ ] Transition Report on Form 11-K
                       [ ] Transition Report on Form 10-Q
                       [ ] Transition Report on Form N-SAR
                       For the Transition Period Ended: _____________

Read attached instruction sheet before preparing form. Please print or type.

                    Nothing in the form shall be construed to
                          imply that the Commission has
                       verified any information contained
                                     herein.

                   If the notification relates to a portion of
                     the filing checked above, identify the
                        Item(s) to which the notification
                                    relates:

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                         PART I - REGISTRANT INFORMATION

                     UNITED STATES TELECOMMUNICATIONS, INC
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                            Full Name of Registrant

                           Former Name if Applicable


                       SUITE 118, 5251 110TH AVENUE NORTH
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           Address of Principal Executive Office (Street and Number)

                           CLEARWATER FLORIDA, 33760
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                            City, State and Zip Code


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                        PART II - RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box)

 [X]     (a)      The reasons described in reasonable detail in Part III of
                  this form could not be eliminated without unreasonable effort or expense;

 [X]     (b)      The subject annual report, semi-annual report, transition
                  report on Form 10-KSB, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

 [ ]     (c)      The accountant's statement or other exhibit required by
                  Rule 12b-25(c) has been attached if applicable.

                              PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-KSB, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed with the prescribed time period. (Attach Extra Sheets if Needed)

On August 20, 2001, the Registrant completed an exchange offer for certain of the Registrant's securities, the effect of which has resulted in requiring the preparation of a pro forma balance sheet to reclassify approximately $30 million of rescission obligations from an absolute to a contingent liability. As a result thereof, significant revisions are required to the Registrant's presentation of its financial statements and Management's Discussion and Analysis to adequately and accurately reflect the effect of such change. Accordingly, it will not be possible for the Registrant to file its Quarterly Report on Form 10-Q for the quarter ended June 30, 2001 without unreasonable effort and expense.


                           PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

            Richard Pollara                        (727) 572-7832
           ------------------               ---------------------------
                (Name)                    (Area Code)  (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment

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         Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such reports been filed? If answer is no identify report(s). [X] Yes [ ] No

 (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [ ] Yes [X] No

         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made:

                                    SIGNATURE

          UNITED STATES TELECOMMUNICATIONS, INC. has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.



Date:    August 27, 2001            By:     /s/ Richard Pollara
                                       ----------------------------------------
                                        Richard Pollara
                                        President